Capital assets (Tables)	12 Months Ended
Dec. 31, 2021
Capital assets
Schedule of changes in Vermilion's capital assets

The following table reconciles the change in Vermilion’s capital assets:

	2021	2020
Balance at January 1	3,107,104	5,015,620
Acquisitions	180,806	24,430
Additions	339,390	352,481
Increase in right-of-use assets	551	5,245
Transfers from exploration and evaluation assets	11,495	—
Impairment reversal	1,302,619	(1,682,344)
Depletion and depreciation	(538,704)	(517,734)
Changes in asset retirement obligations	528,714	(200,454)
Foreign exchange	(107,780)	109,860
Balance at December 31	4,824,195	3,107,104

Cost	10,849,047	9,863,537
Accumulated depletion, depreciation, and impairment	(6,024,852)	(6,756,433)
Carrying amount at December 31	4,824,195	3,107,104

Summary of carrying balance and depreciation charge relating to right-of-use assets

	As at Dec 31, 2021		As at Dec 31, 2020
($M)	Depreciation	Balance	Depreciation	Balance
Office space	8,921	38,216	9,835	49,134
Gas processing facilities	7,691	20,504	7,109	27,593
Oil storage facilities	2,644	11,480	2,738	15,231
Vehicles and equipment	3,629	6,038	3,608	8,035
Total	22,885	76,238	23,290	99,993

Schedule of benchmark price forecasts used to calculate the recoverable amounts

	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031 (2)
Brent Crude ($ US/bbl) (1)	76.00	72.51	71.24	72.66	74.12	75.59	77.11	78.66	80.22	81.83
Exchange rate (CAD/USD)	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79

	2H2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (2)
Brent Crude ($US/bbl) (1)	73.25	69.55	66.42	67.75	69.11	70.49	71.90	73.34	74.80	76.30
WTI Crude ($US/bbl) (1)	71.00	66.30	62.42	63.67	64.95	66.25	67.57	68.92	70.30	71.71
NBP (€/mmbtu) (1)	9.17	7.19	5.53	5.65	5.75	5.87	5.99	6.11	6.23	6.35
Exchange rate (CAD/USD)	0.81	0.81	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80

	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (2)
Brent Crude ($US/bbl) (1)	64.50	62.08	61.69	62.84	64.02	65.22	66.45	67.70	68.97	70.35
WTI Crude ($US/bbl) (1)	62.00	58.58	57.69	58.84	60.02	61.22	62.45	63.70	64.97	66.27
Exchange rate (CAD/USD)	0.80	0.79	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78

Schedule of sensitivity impacts on impairment charges

Operating Segment	CGU	Impairment Reversal (1)	Recoverable Amount	1% increase in discount rate	5% decrease in pricing
France	Neocomian	23,923	129,189	6,359	12,894
Total		23,923	129,189	6,359	12,894

				1% increase in	5% decrease in
Operating Segment	CGU	Impairment Reversal (1)	Recoverable Amount	discount rate	pricing
Canada	Alberta	88,708	988,447	—	29,716
Canada	Saskatchewan	270,897	1,500,139	80,724	156,875
Ireland	Ireland	133,005	339,315	9,136	23,975
Germany	Germany - Gas	43,735	168,290	—	—
United States	United States	57,261	429,322	26,903	44,317
Total		593,606	3,425,513	116,763	254,883

Operating Segment	CGU	Impairment Reversal (1)	Recoverable Amount	1% increase in discount rate	5% decrease in pricing
Australia	Australia	82,016	189,749	6,921	19,756
Canada	Alberta	232,724	859,706	46,223	81,212
Canada	Saskatchewan	290,241	1,206,343	69,104	143,281
United States	United States	57,885	364,242	24,180	41,345
Total		662,866	2,620,040	146,428	285,594